Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
YPF SA, ADR	3,848	$36,979

Australia — 2.2%
Beach Energy Ltd.	37,903	61,530
Cooper Energy Ltd.(a)	36,309	13,139
New Hope Corp. Ltd.	6,641	9,748
Oil Search Ltd.	30,037	151,159
Santos Ltd.	39,004	215,016
Senex Energy Ltd.(a)	29,475	6,778
Washington H Soul Pattinson & Co. Ltd.	2,574	38,860
Whitehaven Coal Ltd.	16,147	34,404
Woodside Petroleum Ltd.	20,825	486,109

		1,016,743

Austria — 0.4%
OMV AG	3,260	185,978

Brazil — 1.1%
Dommo Energia SA(a)	2,160	5,313
Enauta Participacoes SA	2,600	8,479
Petro Rio SA(a)	2,600	14,303
Petroleo Brasileiro SA	66,300	489,218

		517,313

Canada — 6.4%
Advantage Oil & Gas Ltd.(a)	3,995	7,339
ARC Resources Ltd.	7,448	37,345
Baytex Energy Corp.(a)	12,210	13,237
Birchcliff Energy Ltd.	5,537	9,171
Cameco Corp.	8,503	77,460
Canacol Energy Ltd.(a)	2,623	8,926
Canadian Natural Resources Ltd.	26,339	735,886
Cenovus Energy Inc.	22,909	202,486
Crescent Point Energy Corp.	12,250	42,516
Encana Corp.	29,008	113,783
Enerplus Corp.	5,145	31,879
Freehold Royalties Ltd.	2,107	10,581
Frontera Energy Corp.	1,496	10,610
Husky Energy Inc.	7,670	55,840
Imperial Oil Ltd.	5,929	148,465
Kelt Exploration Ltd.(a)	3,094	8,968
MEG Energy Corp.(a)(b)	5,171	21,568
NexGen Energy Ltd.(a)	7,253	9,501
NuVista Energy Ltd.(a)	4,165	7,808
Paramount Resources Ltd., Class A(a)	1,225	5,617
Parex Resources Inc.(a)	3,332	49,293
Peyto Exploration & Development Corp.	3,505	7,336
PrairieSky Royalty Ltd.	4,681	48,281
Seven Generations Energy Ltd., Class A(a)	6,592	35,683
Suncor Energy Inc.	34,545	1,077,508
Surge Energy Inc.(b)	6,664	5,067
Tamarack Valley Energy Ltd.(a)	4,044	5,511
TORC Oil & Gas Ltd.	3,505	9,737
Tourmaline Oil Corp.	5,563	51,808
Vermilion Energy Inc.	3,430	49,323
Whitecap Resources Inc.	9,385	28,969

		2,927,502

China — 2.3%
China Coal Energy Co. Ltd., Class H	49,000	19,405
China Shenhua Energy Co. Ltd., Class A	4,900	11,996

Security	Shares	Value

China (continued)
China Shenhua Energy Co. Ltd., Class H	73,500	$142,347
CNOOC Ltd.	383,000	555,828
Guanghui Energy Co. Ltd., Class A	14,700	6,796
Inner Mongolia Yitai Coal Co. Ltd., Class B	27,100	19,539
PetroChina Co. Ltd., Class A	19,600	15,585
PetroChina Co. Ltd., Class H	464,000	213,987
Shaanxi Coal Industry Co. Ltd., Class A	12,400	14,958
Shandong Xinchao Energy Corp. Ltd., Class A(a)	14,700	4,245
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	7,500	7,383
Shanxi Meijin Energy Co. Ltd., Class A	4,900	5,799
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	4,900	4,029
Yanzhou Coal Mining Co. Ltd., Class H	52,000	45,970

		1,067,867

Colombia — 0.2%
Ecopetrol SA	107,091	99,970

Finland — 0.7%
Neste OYJ	9,310	314,937

France — 6.1%
Etablissements Maurel et Prom SA	957	2,712
TOTAL SA	53,067	2,787,497

		2,790,209

Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	1,456	34,098

Hong Kong — 0.0%
Agritrade Resources Ltd.(b)	60,000	4,752

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	8,918	86,288

India — 3.9%
Bharat Petroleum Corp. Ltd.	14,651	104,474
Coal India Ltd.	27,538	78,790
Hindustan Petroleum Corp. Ltd.	13,256	52,220
Indian Oil Corp. Ltd.	41,160	75,392
Oil & Natural Gas Corp. Ltd.	56,572	103,898
Oil India Ltd.	5,220	11,209
Reliance Industries Ltd.	24,206	523,396
Reliance Industries Ltd., GDR(c)	19,520	843,264

		1,792,643

Indonesia — 0.3%
Adaro Energy Tbk PT	303,800	26,492
Alfa Energi Investama Tbk PT(a)	17,300	1,294
Bukit Asam Tbk PT	61,400	10,534
Bumi Resources Tbk PT(a)	1,185,800	5,465
Indika Energy Tbk PT	34,300	2,638
Indo Tambangraya Megah Tbk PT	9,800	7,104
Medco Energi Internasional Tbk PT(a)	182,366	9,180
Sugih Energy Tbk PT(a)(d)	206,700	59
United Tractors Tbk PT	36,900	54,742

		117,508

Israel — 0.2%
Equital Ltd.(a)	360	10,661
Naphtha Israel Petroleum Corp. Ltd.	566	3,380
Oil Refineries Ltd.	45,057	22,073
Paz Oil Co. Ltd.	245	36,572

		72,686

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 1.9%
Eni SpA	56,301	$851,331
Saras SpA	12,348	21,757

		873,088

Japan — 1.5%
Cosmo Energy Holdings Co. Ltd.	836	18,031
Idemitsu Kosan Co. Ltd.	4,568	124,639
Inpex Corp.	22,200	216,709
Japan Petroleum Exploration Co. Ltd.	700	17,930
JXTG Holdings Inc.	71,200	316,372

		693,681

Malaysia — 0.0%
Hengyuan Refining Co. Bhd(a)	2,600	2,721
Hibiscus Petroleum Bhd(a)	22,200	4,757
Petron Malaysia Refining & Marketing Bhd	2,600	3,156

		10,634

New Zealand — 0.0%
New Zealand Refining Co. Ltd. (The)	4,044	5,166

Norway — 1.1%
Aker BP ASA	2,352	67,499
DNO ASA	13,769	15,668
Equinor ASA	22,197	409,252

		492,419

Pakistan — 0.0%
Oil & Gas Development Co. Ltd.	17,300	14,713
Pakistan Oilfields Ltd.	2,961	8,039

		22,752

Philippines — 0.0%
Petron Corp.	93,100	8,318
Pilipinas Shell Petroleum Corp.	4,900	3,192
Semirara Mining & Power Corp.	19,600	8,408

		19,918

Poland — 0.4%
Grupa Lotos SA	2,058	48,242
Lubelski Wegiel Bogdanka SA	181	1,727
Polski Koncern Naftowy ORLEN SA	6,592	156,581

		206,550

Portugal — 0.4%
Galp Energia SGPS SA	11,025	179,607

Russia — 4.1%
LUKOIL PJSC	8,820	842,271
Novatek PJSC, GDR(e)	1,986	393,228
Rosneft Oil Co. PJSC	10,660	73,146
Rosneft Oil Co. PJSC, GDR(e)	14,994	101,659
Surgutneftegas PJSC	112,700	77,331
Surgutneftegas PJSC, ADR	4,240	28,726
Tatneft PJSC	33,320	383,851

		1,900,212

Saudi Arabia — 0.0%
Rabigh Refining & Petrochemical Co.(a)	4,704	24,160

South Africa — 0.1%
Exxaro Resources Ltd.	5,635	51,274

South Korea — 0.5%
SK Innovation Co. Ltd.	1,225	151,939
S-Oil Corp.	980	74,009

		225,948

Security	Shares	Value

Spain — 1.1%
Repsol SA	31,899	$502,606

Sweden — 0.3%
Lundin Petroleum AB	4,116	126,935

Thailand — 0.6%
Bangchak Corp. PCL, NVDR	24,500	20,270
Banpu PCL, NVDR	98,000	37,620
Esso Thailand PCL, NVDR(b)	19,600	4,800
IRPC PCL, NVDR	240,100	27,810
PTT Exploration & Production PCL, NVDR	32,031	127,202
Thai Oil PCL, NVDR	24,500	55,944

		273,646

Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	2,646	57,080

United Arab Emirates — 0.0%
Dana Gas PJSC	76,809	19,468

United Kingdom — 17.5%
Anglo Pacific Group PLC	4,067	9,338
BP PLC	449,771	2,793,703
Cairn Energy PLC(a)	12,472	29,022
Diversified Gas & Oil PLC	13,746	17,958
EnQuest PLC(a)	43,904	10,427
Gulf Keystone Petroleum Ltd.	5,390	14,223
Hurricane Energy PLC(a)(b)	33,591	20,161
Pharos Energy PLC	7,595	5,108
Premier Oil PLC(a)(b)	19,502	21,911
Royal Dutch Shell PLC, Class A	95,011	2,717,247
Royal Dutch Shell PLC, Class B	82,418	2,334,176
Serica Energy PLC(a)	2,884	4,626
Tullow Oil PLC	32,317	54,740

		8,032,640

United States — 43.7%
Antero Resources Corp.(a)(b)	5,978	11,896
Apache Corp.	8,232	183,409
Arch Coal Inc., Class A	343	25,420
Berry Petroleum Corp.	1,251	9,970
Bonanza Creek Energy Inc.(a)(b)	343	5,989
Brigham Minerals Inc., Class A	392	7,589
Cabot Oil & Gas Corp.	9,408	149,964
California Resources Corp.(a)(b)	957	6,259
Callon Petroleum Co.(a)	4,828	17,622
Carrizo Oil & Gas Inc.(a)	2,058	13,192
Centennial Resource Development Inc./DE, Class A(a)	3,897	12,042
Chesapeake Energy Corp.(a)(b)	25,555	15,213
Chevron Corp.	41,993	4,918,640
Cimarex Energy Co.	2,231	102,559
CNX Resources Corp.(a)	4,093	28,283
Concho Resources Inc.	4,459	323,545
ConocoPhillips	24,647	1,477,341
CONSOL Energy Inc.(a)	539	6,878
Continental Resources Inc./OK(b)	2,133	65,867
Contura Energy Inc.(a)	369	2,461
CVR Energy Inc.	686	29,766
Delek U.S. Holdings Inc.	1,692	58,053
Denbury Resources Inc.(a)	11,786	11,627
Devon Energy Corp.	9,016	197,360
Diamondback Energy Inc.(b)	3,430	265,276
EOG Resources Inc.	12,887	913,688

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
EQT Corp.	5,635	$49,194
Extraction Oil & Gas Inc.(a)(b)	2,499	3,599
Exxon Mobil Corp.	93,590	6,376,287
Gran Tierra Energy Inc.(a)	7,915	8,073
Gulfport Energy Corp.(a)(b)	3,358	7,958
Hess Corp.	6,004	372,788
HollyFrontier Corp.	3,479	179,342
Jagged Peak Energy Inc.(a)(b)	1,176	7,844
Kosmos Energy Ltd.	6,125	36,566
Laredo Petroleum Inc.(a)	3,381	7,303
Magnolia Oil & Gas Corp., Class A(a)(b)	2,378	25,825
Marathon Oil Corp.	17,911	208,663
Marathon Petroleum Corp.	14,628	887,042
Matador Resources Co.(a)	2,378	33,482
Murphy Oil Corp.	3,430	78,924
Noble Energy Inc.	10,584	219,724
Northern Oil and Gas Inc.(a)	4,387	7,809
Oasis Petroleum Inc.(a)(b)	6,641	15,540
Occidental Petroleum Corp.	19,796	763,532
Par Pacific Holdings Inc.(a)	761	18,941
Parsley Energy Inc., Class A	6,151	92,142
PBF Energy Inc., Class A	2,499	78,219
PDC Energy Inc.(a)(b)	1,421	32,299
Peabody Energy Corp.	1,741	16,853
Penn Virginia Corp.(a)(b)	245	5,917
Pioneer Natural Resources Co.	3,701	473,136
QEP Resources Inc.	4,998	16,343
Range Resources Corp.	4,681	16,337
SM Energy Co.	2,280	18,947
Southwestern Energy Co.(a)(b)	11,982	21,807
SRC Energy Inc.(a)	5,390	19,242
Talos Energy Inc.(a)	516	11,971
Tellurian Inc.(a)(b)	2,009	14,646
Texas Pacific Land Trust	137	92,472
Valero Energy Corp.	9,163	874,975
Viper Energy Partners LP	1,372	32,544
W&T Offshore Inc.(a)(b)	1,986	8,500
Whiting Petroleum Corp.(a)(b)	1,923	8,807
WPX Energy Inc.(a)(b)	9,261	91,128

		20,094,630

Total Common Stocks — 97.5% (Cost: $51,514,430)		44,877,887

Security	Shares	Value

Preferred Stocks

Brazil — 1.4%
Petroleo Brasileiro SA, Preference Shares, NVS	93,100	$641,834

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	156,800	88,049

Total Preferred Stocks — 1.6% (Cost: $474,185)		729,883

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	666,718	666,985
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(f)(g)	50,000	50,000

		716,985

Total Short-Term Investments — 1.6% (Cost: $716,992)		716,985

Total Investments in Securities — 100.7% (Cost: $52,705,607)		46,324,755

Other Assets, Less Liabilities — (0.7)%		(322,236)

Net Assets — 100.0%		$46,002,519

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	792,223	(125,505)	666,718	$666,985	$2,413	(a)	$(27)	$(43)
BlackRock Cash Funds: Treasury, SL Agency Shares	91,000	(41,000)	50,000	50,000	265		—	—

				$716,985	$2,678		$(27)	$(43)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Energy Producers ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Energy Index	4	12/20/19	$236	$(3,479)
FTSE 100 Index	1	12/20/19	95	620

				$(2,859)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$44,877,828	$—	$59	$44,877,887
Preferred Stocks	729,883	—	—	729,883
Money Market Funds	716,985	—	—	716,985

	$46,324,696	$—	$59	$46,324,755

Derivative financial instruments(a)
Assets
Futures Contracts	$620	$—	$—	$620
Liabilities
Futures Contracts	(3,479)	—	—	(3,479)

	$(2,859)	$—	$—	$(2,859)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

4